Consolidated statement of changes in equity of Aegon N.V. - EUR (€) € in Millions	Total		Voluntary changes in accounting policy [member]	Share capital [member]	Retained earnings [member]	Retained earnings [member] Voluntary changes in accounting policy [member]	Revaluation reserves [member]	Remeasurement of defined benefit plans [member]	Other reserves [member]	Other equity instruments [member]	Issued capital and reserves [member] [1]	Issued capital and reserves [member] Voluntary changes in accounting policy [member]	[1]	Non-controlling interests [member]
Beginning balance (Restated [member]) at Dec. 31, 2018	€ 22,487			€ 7,808	€ 9,604		€ 3,435	€ (1,850)	€ 149	€ 3,320	€ 22,466			€ 22
Beginning balance at Dec. 31, 2018	22,531		€ (44)	7,808	9,648	€ (44)	3,435	(1,850)	149	3,320	22,510	€ (44)		22
Net result	1,236				1,235						1,235
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(4)				32		(36)				(4)
Remeasurements of defined benefit plans	(612)							(612)			(612)
Income tax relating to items that will not be reclassified	92				(7)		8	90			92
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	3,477						3,477				3,477
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	(412)						(412)				(412)
Changes in cash flow hedging reserve	(8)						(8)				(8)
Movements in foreign currency translation and net foreign investment hedging reserves	314						37	(25)	302		314
Equity movements of joint ventures	8								8		8
Equity movements of associates	4								4		4
Disposal of group assets	(1)								(1)		(1)
Income tax relating to items that may be reclassified	(634)						(629)		(5)		(634)
Other	13				15						15			(2)
Total other comprehensive income / (loss)	2,237				40		2,438	(547)	307		2,239			(2)
Total comprehensive income / (loss)	3,473				1,276		2,438	(547)	307		3,474			(1)
Shares issued	1			1							1
Issuance and purchase of treasury shares	(30)				(30)						(30)
Issuance and redemption of other equity instruments	(825)				(81)					(744)	(825)
Dividends paid on common shares	(583)			(273)	(309)						(583)
Coupons on perpetual securities	(88)				(88)						(88)
Incentive plans	(3)				2					(5)	(3)
Ending balance at Dec. 31, 2019	24,433			7,536	10,374		5,873	(2,397)	456	2,571	24,413			20	[2]
Net result	(135)	[2]			(146)						(146)			11	[2]
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	20	[2]					20				20
Remeasurements of defined benefit plans	(360)	[2]						(360)			(360)
Income tax relating to items that will not be reclassified	138	[2]					(2)	140			138
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	2,990	[2]					2,990				2,990
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	13	[2]					13				13
Changes in cash flow hedging reserve	(247)	[2]					(247)				(247)
Movements in foreign currency translation and net foreign investment hedging reserves	(1,493)	[2]					(556)	83	(1,015)		(1,489)			(4)	[2]
Equity movements of joint ventures	12	[2]							12		12
Equity movements of associates	7	[2]							7		7
Disposal of group assets	(8)	[2]					0		(7)		(8)
Income tax relating to items that may be reclassified	(616)	[2]					(610)		(7)		(616)
Other	1	[2]			2				1		3			0	[2]
Total other comprehensive income / (loss)	457	[2]			2		1,607	(137)	(1,009)		462			(4)	[2]
Total comprehensive income / (loss)	321	[2]			(144)		1,607	(137)	(1,009)		316			6	[2]
Shares issued				(3)	3
Issuance and purchase of treasury shares	3				3						3
Dividends paid on common shares	(118)			(54)	(64)						(118)
Dividend withholding tax reduction	1				1						1
Coupons on perpetual securities	(38)				(38)						(38)
Incentive plans	8				10					(3)	8
Change in ownership non-controlling interest	48													48	[2]
Ending balance at Dec. 31, 2020	24,661			7,480	10,145		7,480	(2,534)	(553)	2,569	24,586			75	[2]
Net result	2,029				1,980						1,980			50
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(4)						(4)				(4)
Remeasurements of defined benefit plans	501							501			501
Income tax relating to items that will not be reclassified	(101)						1	(102)			(101)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	(1,173)						(1,173)				(1,173)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	(450)						(450)				(450)
Changes in cash flow hedging reserve	(228)						(228)				(228)
Movements in foreign currency translation and net foreign investment hedging reserves	1,240						447	(65)	848		1,231			9
Equity movements of joint ventures	25								25		25
Equity movements of associates	(6)								(6)		(6)
Disposal of group assets	8								8		8
Income tax relating to items that may be reclassified	372						369		3		372
Other	16				14						14			3
Total other comprehensive income / (loss)	200				14		(1,038)	335	878		188			11
Total comprehensive income / (loss)	2,229			0	1,993		(1,038)	335	878	0	2,168			61
Shares issued	1			1							1
Issuance and purchase of treasury shares	(88)				(88)						(88)
Issuance and redemption of other equity instruments	(212)									(212)	(212)
Dividends paid on common shares	(248)			(127)	(120)						(247)			(1)
Coupons on perpetual securities	(39)				(39)						(39)
Incentive plans	7									6	7
Change in ownership non-controlling interest	61													61
Ending balance at Dec. 31, 2021	€ 26,372			€ 7,354	€ 11,892		€ 6,442	€ (2,199)	€ 325	€ 2,363	€ 26,176			€ 196

[1]	Issued capital and reserves attributable to owners of Aegon N.V.
[2]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.